S-K 1602, SPAC Registered Offerings	Nov. 17, 2025 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

AS OF JULY 31, 2025
			50% OF MAXIMUM		75% OF MAXIMUM
OFFERING	25% OF MAXIMUM		REDEMPTION (ASSUMES		REDEMPTION (ASSUMES		MAXIMUM REDEMPTION
PRICE OF	REDEMPTION (ASSUMES		10,000,000 OR 11,500,000		15,000,000 OR 17,250,000		(ASSUMES 20,000,000 OR
$10.00 PER	5,000,000 OR 5,750,000		PUBLIC SHARES		PUBLIC SHARES		23,000,000 PUBLIC SHARES
UNIT	SHARES REDEEMED)		REDEEMED)		REDEEMED)		REDEEMED)
		DIFFERENCE		DIFFERENCE		DIFFERENCE		DIFFERENCE
		BETWEEN		BETWEEN		BETWEEN		BETWEEN
		ADJUSTED		ADJUSTED		ADJUSTED		ADJUSTED
		NTBVPS AND		NTBVPS AND		NTBVPS AND		NTBVPS AND
ADJUSTED	ADJUSTED	OFFERING	ADJUSTED	OFFERING	ADJUSTED	OFFERING	ADJUSTED	OFFERING
NTBVS	NTBVPS	PRICE	NTBVPS	PRICE	NTBVPS	PRICE	NTBVPS	PRICE
Assuming Full Exercise of Over-Allotment Option
$7.21	$6.57	$3.43	$5.54	$4.46	$3.62	$6.38	$(1.16)	$11.16
Assuming No Exercise of Over-Allotment Option
$7.22	$6.58	$3.42	$5.56	$4.44	$3.66	$6.34	$(1.10)	$11.10

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Consistent with our business strategy, we have identified the following general criteria and guidelines that we believe are important in evaluating prospective target businesses. We intend to use these criteria and guidelines in evaluating initial business combination opportunities, but we may decide to enter into our initial business combination with a target business that does not meet any or all of these criteria and guidelines.

●Risk-adjusted returns arbitrage: We intend to effect a business combination that, based on historic and estimated future return multiples and other customary metrics, offers a superior risk-adjusted return to those of comparable publicly-traded companies.
●Target Size: We intend to focus on target businesses with an enterprise value in excess of $500 million, determined in the sole discretion of our officers and directors according to reasonably-accepted valuation standards and methodologies. We believe that businesses of this size typically have a well-established business model, which will avoid the risks associated with startup or early stage and subscale businesses, while simultaneously possessing significant potential for growth and value creation. We also believe that through our current relationships and network of our management team, we will have strong access to businesses of this size.
●Sound business model, competitive advantages and revenues/market share growth potential: We intend to seek target businesses that benefit from a sound business model and sustainable competitive advantages such as market and/or cost leadership, branding, barriers to entry and other differentiated elements that allow the target to utilize its unique advantages and current market conditions to swiftly increase its revenues and market share. We will also seek to identify businesses that have significant underexploited expansion potential and/or have been underinvested in by prior ownership, and/or embed unrecognized value characteristics. We believe that our management team has significant experience in delivering growth through cultivating untapped business opportunities.
●Potential growth through further acquisitions: We intend to pursue targets whose strategic positioning, existing sales and operational networks, geography and management teams would allow them to expand quickly through ad-on acquisitions. Our ability to source such ad-on opportunities as well as the market dislocations caused by the pandemic, we believe, will allow the business combination to serve as a platform for such a rapid expansion.
●Management teams with a proven track record: We intend to seek business combination candidates with committed, experienced and talented management teams, whose interests are aligned to those of our shareholders. We anticipate targeting management teams with track records of past strategic and operational excellence that have been proven to drive both top and bottom lines. We believe that our own management team will complement existing management and, where necessary, we may also look to enhance the capabilities of the target business’s management team by recruiting additional talent through our management team’s network of contacts.
●Leveraging capabilities of our Management Team: We intend to seek to acquire targets that can benefit from our management team’s experiences and established network. We believe that our management team has extensive experience in acquiring, restructuring, asset-managing and growing businesses in the asset management, technology, real estate, hospitality, travel and leisure sectors, which we believe will offer substantial advantages to the business combination.
●Benefit from Being a Public Company: We intend to pursue a business combination with a company that will benefit from being publicly-traded and can effectively utilize the broader access to public profile and capital that are associated with being a publicly-traded company.
●Strong free cash flow characteristics: We intend to seek candidates with a history or a path to strong free cash flow generation. We also intend to focus on combinations that have predictable, defensible and recurring revenue streams, appropriate cost controls, low working capital requirements and those that present opportunities for revenue growth through accretive capital investment.
●Capital Structure and working capital: Additional capital investment through a business combination may benefit potential targets, not only by providing expansion opportunities, but also by recapitalizing existing financial obligations and optimizing capital structure and working capital cycle.
●Other criteria: In evaluating prospective targets, we may also consider criteria such as general financial condition, capital requirements, internal structure, corporate governance, the impact of current and future regulations, licensing and other market and geographic-specific conditions.

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant. We may decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, and in the event we do so, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation materials or tender offer documents that we would file with the SEC.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement warrants be deposited in a trust account. Of the net proceeds we will receive from this offering and the sale of the private placement warrants described in this prospectus, $200,000,000, or $230,000,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit in either case), will be placed in a U.S. based trust account with Continental Stock Transfer & Trust Company acting as trustee, and initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. The proceeds to be placed in the trust account include $8,000,000 (or up to $9,800,000 if the underwriters’ over-allotment option is exercised in full) in deferred underwriting commissions.Except with respect to interest earned on the funds held in the trust account that may be released to us to pay our taxes, if any, the proceeds from this offering and the sale of the private placement warrants will not be released from the trust account until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association to (A) modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated an initial business combination within the completion window or (B) with respect to any other material provisions relating to the rights of holders of Class A ordinary shares or pre-initial business combination activity. The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 200,000,000
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]	20,000,000 units, at $10.00 per unit, each unit consisting of:one Class A ordinary share; andone-half of one redeemable warrant.
SPAC, Securities Offered, Redemption Rights [Text Block]	We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or vote against, our initial business combination, all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (less taxes payable), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein.The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. There will be no redemption rights upon the completion of our initial business combination with respect to our warrants. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination. The non-managing sponsor investors are not required to (i) hold any units, Class A ordinary shares or public warrants they may purchase in this offering or thereafter for any amount of time, (ii) vote any Class A ordinary shares they may own at the applicable time in favor of our initial business combination or (iii) refrain from exercising their right to redeem their public shares at the time of our initial business combination. The non-managing sponsor investors will have the same rights to the funds held in the trust account with respect to the Class A ordinary shares underlying the units they may purchase in this offering as the rights afforded to our other public shareholders. However, if the non-managing sponsor investors purchase or otherwise hold a substantial number of our units, then the non-managing sponsor investors will potentially have different interests than our other public shareholders in approving our initial business combination and otherwise exercising their rights as public shareholders because of their indirect ownership of founder shares as further discussed in this prospectus.
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]

If we are unable to complete our initial business combination within 24 months from the closing of this offering and do not hold a shareholder vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, or by such earlier liquidation date as our board of directors may approve, from the closing of this offering, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes payable and up to $100,000 of interest income to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law as further described herein. We expect the pro rata redemption price to be approximately $10.00 per public share (regardless of whether or not the underwriters exercise their over-allotment option), without taking into account any interest or other income earned on such funds. However, we cannot assure you that we will in fact be able to distribute such amounts as a result of claims of creditors, which may take priority over the claims of our public shareholders.

If we do not complete our initial business combination within the completion window, while we do not currently intend to seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, we may elect to do so in the future. There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering. If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our sponsor’s investment in our founder shares and our private placement warrants will be worthless.

De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our sponsor’s investment in our founder shares and our private placement warrants will be worthless.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

We may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and those securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares intended to maintain the sponsor’s 25% ownership, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement warrants, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
ITHAX Acquisition Sponsor III LLC	7,666,667 Class B Ordinary Shares(1)	$25,000

	3,500,000 private placement warrants (whether or not the over-allotment option is exercised) to be purchased simultaneously with the closing of this offering(2)	$3,500,000 (whether or not the over-allotment option is exercised)

	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses.

	$12,500 per month	Office space, administrative and shared personnel support services

	Up to $1,500,000 in working capital loans, which loans may be convertible into warrants of the post-business combination entity at a price of $1.00 per warrant	Working capital loans to finance transaction costs in connection with an initial business combination

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

ITHAX Acquisition Sponsor III LLC, our officers or directors or our or their affiliates	Finder’s fees, advisory fees, consulting fees or success fees

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a fee in an amount that constitutes a market standard for comparable transactions

SPAC Prospectus Summary, Sponsor Compensation, Footnotes [Text Block]
(1)Of the Class B Ordinary Shares, the non-managing sponsor investors own, indirectly through the purchase of non-managing membership interests, an aggregate of 2,000,000 Class B Ordinary Shares, which were purchased for $0.003 per share.
(2)The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of 2,500,000 private placement warrants ($2,500,000 in the aggregate) at a price of $1.00 per warrant (whether or not the over-allotment option is exercised in full) in a private placement that will close simultaneously with the closing of this offering.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	Because our sponsor acquired the founder shares at a nominal price (approximately $0.003 per share), our public shareholders will incur immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the warrants included in the units. Further, the Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the anti-dilution rights of our founder shares intended to maintain the sponsor’s 25% ownership, which may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Further, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.
SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

			25% of Maximum		50% of Maximum		75% of Maximum		Maximum
	No Redemptions		Redemptions		Redemptions		Redemptions		Redemptions(3)
	With Over-	With Over-	With Over-	With Over-	With Over-	With Over-	With Over-	With Over-	With Over-	With Over-
	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment
Numerator:
Net tangible book deficit before this offering	$(19,438)	$(19,438)	$(19,438)	$(19,438)	$(19,438)	$(19,438)	$(19,438)	$(19,438)	$(19,438)	$(19,438)
Net proceeds from this offering and the sale of the private placement warrants(1)	$200,900,000	$230,900,000	$200,900,000	$230,900,000	$200,900,000	$230,900,000	$200,900,000	$230,900,000	$200,900,000	$230,900,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	$30,000	$30,000	$30,000	$30,000	$30,000	$30,000	$30,000	$30,000	$30,000	$30,000
Less: Deferred underwriting commissions	$(8,000,000)	$(9,800,000)	$(8,000,000)	$(9,800,000)	$(8,000,000)	$(9,800,000)	$(8,000,000)	$(9,800,000)	$(8,000,000)	$(9,800,000)
Less: overallotment liability	$(256,300)	—	$(256,300)	—	$(256,300)	—	$(256,300)	—	$(256,300)	—
Less: Amounts paid for redemptions(2)	—	—	$(50,000,000)	$(57,500,000)	$(100,000,000)	$(115,000,000)	$(150,000,000)	$(172,500,000)	$(200,000,000)	$(230,000,000)
	$192,654,262	$221,110,562	$142,654,262	$163,610,562	$92,654,262	$106,110,562	$42,654,262	$48,610,562	$(7,345,738)	$(8,889,438)
Denominator:
Ordinary shares outstanding prior to this offering	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667
Ordinary shares forfeited if over-allotment is not exercised	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—
Class A ordinary shares included in the units offered	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Class A ordinary shares included in the private placement units	—	—	—	—	—	—	—	—	—	—
Less: Shares subject to redemption	—	—	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)
	26,666,667	30,666,667	21,666,667	24,916,667	16,666,667	19,166,667	11,666,667	13,416,667	6,666,667	7,666,667
(1)Expenses applied against gross proceeds include offering expenses of approximately $600,000 and underwriting commissions of $4,000,000 (excluding deferred underwriting fees). See “Use of Proceeds.”
(2)Upon the consummation of our initial business combination, $0.20 per unit, or $4,000,000 in the aggregate, is payable upon the closing of this offering. $0.40 per share, or $8,000,000 in the aggregate (or $9,800,000 in the aggregate if the underwriters’ option to purchase additional units is exercised in full) is payable to the underwriters for deferred underwriting commissions and will be placed in a trust account located in the United States as described herein. The deferred commissions will be fully earned by the underwriters upon the payment of the purchase price for the units purchased by the underwriters on the closing of this offering and will be released to the underwriters only on and concurrently with completion of an initial business combination. Up to 40% of the deferred underwriting commissions may be paid at the sole discretion of our management team to the underwriters in the allocations determined by our management team and/or to third parties not participating in this offering (but who are members of FINRA) that assist us in consummating our initial business combination.
(3)If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers, advisors or their affiliates may purchase units, public shares, warrants or equity-linked securities in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination, although they are under no obligation to do so. In the event of any such purchases of our shares prior to the completion of our initial business combination or if we enter into non-redemption agreements with certain of our shareholders, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases or shares subject to non-redemption agreements, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases and Other Transactions with Respect to Our Securities.”

SPAC, Material Potential Source of Future Dilution of Shares not Tendered [Text Block]

The difference between the public offering price per unit and the NTBV per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares.

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement warrants, as further described in this prospectus and (iv) no value is attributed to the warrants (however, we may need to issue ordinary shares or convertible equity or debt securities in the circumstances described above, as we intend to target an initial business combination with a target company whose enterprise value is greater than the net proceeds of the offering and the sale of private placement warrants), and (B) assume the issuance of 20,000,000 Class A ordinary shares (or 23,000,000 Class A ordinary shares if the over-allotment option is exercised in full) and 7,666,667 founder shares (up to 1,000,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. Additionally, our public shareholders may experience dilution from the exercise of the 5,500,000 private placement warrants (whether or not the underwriters’ over-allotment option is exercised) to be purchased by our sponsor and Cantor Fitzgerald & Co. simultaneously with the closing of this offering as well as conversion of any working capital loans into equity, if elected by the sponsor and, in the event that following this offering we obtain working capital loans from our sponsor to finance transaction costs related to our initial business combination, up to $1,500,000 of such loans may be convertible into warrants of the post-business combination entity at a price of $1.00 per warrant at the option of our sponsor. The assumed exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share, Calculation, Additional Information [Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

			25% of Maximum		50% of Maximum		75% of Maximum		Maximum
	No Redemptions		Redemptions		Redemptions		Redemptions		Redemptions
	Without	With	Without		Without	With	Without	With	Without	With
	Over-	Over-	Over-	With Over-	Over-	Over-	Over-	Over-	Over-	Over-
	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	—	—	—	—	—	—	—	—	—	—
Increase attributable to public shareholders	7.22	7.21	6.58	6.57	5.56	5.54	3.66	3.62	(1.10)	(1.16)
Pro forms net tangible book value after this offering and the sale of the private placement shares	7.22	7.21	6.58	6.57	5.56	5.54	3.66	3.62	(1.10)	(1.16)
Dilution to public shareholders	$2.78	$2.79	$3.42	$3.43	$4.44	$4.46	$6.34	$6.38	$11.10	$11.16
Percentage of dilution to public shareholders	27.80%	27.90%	34.20%	34.30%	44.40%	44.60%	63.40%	63.80%	111.00%	111.60%